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KEVIN F. CAHILL kevin.cahill@dechert.com +1 949 442 6051 Direct +1 949 681 8646 Fax

October 15, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:                         FPA Funds Trust (the “Registrant”)

(File Nos. 33-79858 and 811-8544)

Ladies and Gentlemen:

On behalf of the Registrant, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 83 (“PEA 83”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 84 to the Registration Statement under the Investment Company Act of 1940, as amended.  PEA 83 is being filed to add the FPA Flexible Fixed Income Fund as an additional series of the Registrant.

Pursuant to Rule 485(a) under the 1933 Act, the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective on December 31, 2018.  No fee is required in connection with this filing.  Should you have any questions regarding this filing, please contact the undersigned at 949.442.6051.

Sincerely,

/s/ Kevin F. Cahill

Kevin F. Cahill

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